Deferred Policy Acquisition Costs and Value of Business Acquired (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC	$ 15,240	$ 13,377	$ 13,551	$ 13,638
VOBA	9,379	11,088	2,864	3,491
DAC and VOBA	24,619	24,465	16,415	17,129
Latin America [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC	693	650
VOBA	357	442
DAC and VOBA	1,050	1,092	883
Asia [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC	2,647	1,229
VOBA	6,553	6,982
DAC and VOBA	9,200	8,211	1,114
Europe, the Middle East and Africa [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC	966	571
VOBA	1,254	1,735
DAC and VOBA	2,220	2,306	446
Retail Products [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC	10,103	10,128
VOBA	1,211	1,927
DAC and VOBA	11,314	12,055	13,197
Group, Voluntary and Worksite Benefits [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC	744	736
VOBA	0	0
DAC and VOBA	744	736	711
Corporate Benefit Funding [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC	86	61
VOBA	3	1
DAC and VOBA	89	62	60
Corporate & Other [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC	1	2
VOBA	1	1
DAC and VOBA	$ 2	$ 3	$ 4